UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/13

Item 1.  Schedule of Investments

MIDAS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2013
(Unaudited)

Common Stocks (100.27%)
Shares		Cost	Value
	Major Precious Metals Producers (33.33%)
30,000	AngloGold Ashanti Ltd. ADR (a)	$1,365,207	$706,500
40,000	Barrick Gold Corp.	1,354,592	1,176,000
55,000	Goldcorp Inc. (a)	2,725,806	1,849,650
319,369	Kinross Gold Corp. (a)	6,409,617	2,532,596
100,000	Newcrest Mining Ltd. (a)	2,209,537	2,090,305
50,000	Newmont Mining Corp. (a)	2,970,435	2,094,500
27,500	Rio Tinto PLC ADR	1,424,679	1,294,700
		18,459,873	11,744,251

	Intermediate Precious Metals Producers (22.98%)
444,000	B2Gold Corp. (b)	895,814	1,350,421
275,400	Centerra Gold Inc.	2,833,774	1,640,012
125,000	Eldorado Gold Corp. Ltd. (a)	2,212,200	1,191,250
175,000	Osisko Mining Corp. (b)	1,363,659	1,038,683
15,000	Randgold Resources Ltd. ADR (a)	1,201,989	1,289,700
1,145,001	Resolute Mining Ltd. (a) (b)	1,438,257	1,587,643
		9,945,693	8,097,709

	Junior Precious Metals Producers (10.16%)
100,000	Alamos Gold Inc. (a)	1,253,250	1,373,099
135,000	Aurizon Mines Ltd. (b)	797,837	595,350
1,500,000	Avocet Mining PLC (a)	2,754,016	432,756
300,000	Silvercorp Metals, Inc. (a)	1,941,192	1,179,000
		6,746,295	3,580,205

	Exploration and Project Development Companies (19.30%)
85,000	Detour Gold Corp. (a) (b)	1,266,311	1,633,988
188,495	Ivanplats Ltd. (c) (b)	0	644,180
500,000	Northern Dynasty Minerals Ltd. (a) (b)	6,315,718	1,585,000
1,500,000	Platinum Group Metals Ltd. (a) (b)	3,159,430	2,130,000
1,000,000	Romarco Minerals Inc. (a) (b)	1,998,208	807,126
		12,739,667	6,800,294

	Other Natural Resources Companies (14.50%)
19,000	BHP Billiton Ltd.	1,377,120	1,300,170
25,000	Cliff Natural Resources Inc.	737,938	475,250
50,000	Freeport-McMoRan Copper & Gold Inc.	1,617,565	1,655,000
175,000	HudBay Minerals Inc. (a)	2,861,250	1,680,000
		6,593,873	5,110,420

Total common stocks (a)		54,485,401	35,332,879

Warrants (0.0%) (b)
Units
7,150	Kinross Gold Corp., expiring 9/17/14 (d)	-	1,337

Total warrants		-	1,337

MONEY MARKET FUND (0.15%)
51,654	SSgA Money Market Fund, 7 day annualized yield 0.01%	51,654	51,654

Securities held as Collateral on Loaned Securities (0%)
693	State Street Navigator Securities Lending Prime Portfolio	693	693

Total investments (100.42%)		$54,537,748	35,386,563

Liabilities in excess of other assets (-0.42%)			(148,958)

Net assets (100.00%)			$35,237,605

(a) All or a portion of these securities, have been segregated as collateral pursuant to the bank credit facility. As of March 31, 2013, the value of securities pledged as collateral was $30,362,402.
(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued.
(d) All or a portion of this security was on loan.

ADR means "American Depositary Receipt."

MIDAS MAGIC
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2013
(Unaudited)

Common Stocks (103.21%)
Shares		Cost	Value
	Computer & Office Equipment (3.71%)
2,500	International Business Machines Corp. (a)	$511,591	$533,250

	Crude Petroleum & Natural Gas (1.42%)
10,000	Chesapeake Energy Corp.	176,175	204,100

	Electronic & Other Electrical Equipment (5.79%)
36,000	General Electric Company (a)	435,510	832,320

	Fire, Marine & Casualty Insurance (23.58%)
32,500	Berkshire Hathaway, Inc. Class B (a) (b)	1,096,898	3,386,500

	Information Retrieval Services (9.95%)
1,800	Google, Inc. (a) (b)	685,024	1,429,254

	Investment Advice (2.10%)
2,000	Franklin Resources, Inc.	229,562	301,620

	National Commercial Banks (7.96%)
19,400	JP Morgan Chase & Co. (a)	691,858	920,724
6,000	Wells Fargo & Company	206,324	221,940
		898,182	1,142,664

	Petroleum Refining (3.29%)
2,000	Chevron Corp.	223,439	237,640
2,600	Exxon Mobil Corp.	228,219	234,286
		451,658	471,926

	Pharmaceutical Preparations (7.64%)
4,000	AstraZeneca PLC	192,390	199,920
11,000	Johnson & Johnson (a)	669,169	896,830
		861,559	1,096,750

	Services - Business Services (20.43%)
3,000	Accenture plc	184,642	227,910
5,000	MasterCard, Inc. (a)	468,588	2,705,650
		653,230	2,933,560

	Services - Computer Integrated Systems Designs (1.85%)
2,800	Cerner Corp. (b)	205,625	265,300

	Services - Computer Processing & Data Preparation (1.36%)
3,000	Automatic Data Processing, Inc.	170,990	195,060

	Soap, Detergents, Cleaning Preparations, Perfume, Cosmetics (3.02%)
3,000	Church & Dwight Co., Inc.	169,642	193,890
3,000	Ecolab Inc.	194,123	240,540
		363,765	434,430

	Surgical & Medical Instruments & Apparatus (1.99%)
3,000	Becton, Dickinson and Company (a)	210,947	286,830

	Variety Stores (7.39%)
10,000	Costco Wholesale Corp. (a)	692,696	1,061,100

	Wholesale - Drugs, Proprietaries & Druggists' Sundries (1.73%)
2,300	McKesson Corp.	202,877	248,308

Total common stocks		7,846,289	14,822,972

	MONEY MARKET FUND (0.00%)
71	SSgA Money Market Fund, 7 day annualized yield 0.01%	71	71

Total investments (103.21%)		$7,846,360	14,823,043

Liabilities in excess of other assets (-3.21%)			(460,861)

Net assets (100.00%)			$14,362,182

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility. As of March 31, 2013, the value of securities pledged as collateral was $12,052,458.
(b) Non-income producing.

MIDAS PERPETUAL PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2013
(Unaudited)

Shares		Cost	Value
Gold (23.31%)

18,471	SPDR Gold Trust (a) (b)	$1,821,139	$2,852,846.00

Silver (10.26%)
24,643	iShares Silver Trust (a)	302,396	675,711
18,500	Silver Wheaton Corp. (b)	669,176	579,975
		971,572	1,255,686

Swiss Franc Assets (23.29%) (c)
610,000	Switzerland Government 3.75% Notes due 6/10/15	716,619	698,314
907,000	Switzerland Government 2.50% Notes, due 3/12/16	939,390	1,030,833
585,000	Switzerland Government 3% Notes, due 1/08/18	721,410	702,990
350,000	Switzerland Government 2.25% Notes, due 7/06/20	474,324	418,656
		2,851,743	2,850,793

Hard Asset Securities (24.66%)
Agricultural Chemicals (1.83%)
2,678	Syngenta AG	170,440	224,282

Crude Petroleum & Natural Gas (5.01%)
750	CNOOC Limited	145,128	143,625
2,717	Contango Oil & Gas Company (a)	157,155	108,925
1,600	EOG Resources, Inc.	151,590	204,912
1,182	PetroChina Company Limited	141,065	155,811
		594,938	613,273

Metal Mining (5.36%)
11,000	Anglo American PLC ADR (a)	205,453	141,570
1,800	BHP Billiton Ltd.	147,390	123,174
10,000	First Quantum Minerals Ltd.	215,450	190,167
2,249	Rio Tinto Ltd.	159,432	105,883
5,500	Vale S.A.	147,761	95,095
		875,486	655,889

Mining & Quarrying of Nonmetallic Minerals (1.22%)
2,694	Sociedad Quimica Y Minera De Chile S.A.	154,921	149,382

Miscellaneous Metal Ores (0.66%)
3,898	Cameco Corp.	155,237	81,000

Petroleum Refining (1.53%)
2,079	Exxon Mobil Corp. (b)	161,883	187,339

Railroads, Line - Haul Operating (1.72%)
2,100	Canadian National Railway Company	150,279	210,630

Real Estate Investment Trusts (6.00%)
2,250	AvalonBay Communities, Inc. (b)	301,652	285,007
3,330	Health Care REIT, Inc.	147,952	226,140
2,825	PS Business Parks, Inc.	165,852	222,949
		615,456	734,096

Steel Works, Blast Furnaces & Rolling Mills (1.33%)
3,519	Nucor Corp.	160,522	162,402

Total hard asset securities		3,039,162	3,018,293

Large Capitalization Growth Stocks (28.84%)
Beverages (2.31%)
6,692	Companhia De Bebidas Das Americas-AMBEV	196,126	283,272

Cable and Other Pay Television Services (3.78%)
11,000	Comcast Corp. (b)	221,855	462,110

Cigarettes (1.82%)
2,400	Philip Morris International Inc.	163,238	222,504

Computer & Office Equipment (2.09%)
1,200	International Business Machines Corp. (b)	227,554	255,960

Hospital and Medical Service Plans (1.64%)
3,500	UnitedHealth Group Inc.	157,271	200,235

Life Insurance (1.02%)
3,180	China Life Insurance Company Ltd. ADR	191,727	125,356

National Commercial Banks (1.86%)
6,140	Wells Fargo & Company	196,956	227,119

Pharmaceutical Preparations (1.75%)
3,000	Novartis AG	167,147	213,720

Retail-Variety Stores (2.02%)
3,300	Wal-Mart Stores, Inc. (b)	226,239	246,939

Security Brokers, Dealers & Flotation Companies (2.28%)
1,900	The Goldman Sachs Group, Inc. (b)	225,829	279,585

Services-Business Services, NEC (2.10%)
475	MasterCard Inc. (b)	225,462	257,037

Services-Prepackaged Software (1.63%)
6,994	Microsoft Corp.	181,291	200,098

State Commercial Banks (2.83%)
10,639	Banco Bradesco S.A.	196,953	181,079
9,300	Itau Unibanco Holding S.A.	160,941	165,540
		357,894	346,619

Telephone Communications (1.71%)
3,935	China Mobile Ltd. ADR	199,078	209,067

Total large capitalization growth stocks		2,937,667	3,529,621

Money Market Fund (0%)
17	SSgA Money Market Fund, 7 day annualized yield 0.01%	17	17

Total investments (110.36%)		$11,621,300	13,507,256

Liabilities in excess of other assets (-10.36%)			(1,267,647)

Net assets (100.00%)			$12,239,609

(a) Non-income producing.
(b) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility. As of March 31, 2013, the value of securities pledged as collateral was $5,406,798.
(c) Principal amount denominated in Swiss francs.

ADR means "American Depositary Receipt."

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Gold and silver bullion is valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Other debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the Funds’ Investment Manager, under the direction of or pursuant to procedures approved by the Trust’s Board of Trustees, called “fair value pricing.”  Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

●	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
●
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

●	Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) - Equity securities traded on a national securities exchange or market generally are stated normally at the official closing price, last sales price or, if no sale has occurred, at the closing bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Bonds - The fair value of bonds is estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities - Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Trust’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3.

The following is a summary of the valuation of each Fund’s assets carried at fair value as of March 31, 2013. Refer to the each Fund’s Schedule of Portfolio Investments for detailed information on specific investments.

MIDAS FUND	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$34,688,699	$644,180	$0	$35,332,879
Warrants	1,337	-	-	1,337
Money market fund	51,654	-	-	51,654
Securities held as collateral on loaned securities	693	-	-	693
Total investments, at value	$34,742,383	$644,180	$0	$35,386,563

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$14,822,972	$-	$-	$14,822,972
Money market fund	71	-	-	71
Total investments, at value	$14,823,043	$-	$-	$14,823,043

MIDAS PERPETUAL PORTFOLIO	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Gold	$2,852,846	$-	$-	$2,852,846
Silver	1,255,686	-	-	1,255,686
Swiss franc assets	-	2,850,793	-	2,850,793
Hard asset securities	3,018,293	-	-	3,018,293
Large capitalization growth stocks	3,529,621	-	-	3,529,621
Money market fund	17	-	-	17
Total investments, at value	$10,656,463	$2,850,793	$-	$13,507,256

There were no securities that transferred from level 1 on December 31, 2012 to level 2 on March 31, 2013 for any of the Funds.  Transfers from level 1 to level 2, or from level 2 to level 1 are valued utilizing values at the beginning of the period.

Cost for Federal Income Tax Purposes
At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Midas Fund	$54,537,748	$1,862,182	$(21,013,367)	$(19,151,185)

Midas Magic	$7,846,360	$6,976,683	$-	$6,976,683

Midas Perpetual Portfolio	$11,621,300	$2,515,546	$(629,590)	$1,885,956

Illiquid and Restricted Securities
Midas Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at March 31, 2013, were as follows:

	Acquisition
	Date	Cost	Value
Ivanplats Ltd.	4/30/97	$0	$644,180

Percent of net assets		0.0%	1.83%

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities.  Moreover, securities in foreign issuers and markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2013

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 30, 2013

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)